Non-Controlling Interest - Schedule of Non-Controlling Interest (Details) (10 K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Noncontrolling Interest [Abstract]
Non-controlling interest at beginning	$ (22)	$ (22)
Non-controlling share of net loss
Reclassification of non-controlling interest to accumulated deficit	22
Non-controlling interest at ending		$ (22)